Operating Segments (Operating Income-Loss by Geographical Location of the Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [Line Items]
Operating income (loss)	$ 1,519		$ 629	$ (3)
Israel [Member]
Disclosure of geographical areas [Line Items]
Operating income (loss)	526		475	304
Europe [Member]
Disclosure of geographical areas [Line Items]
Operating income (loss)	834	[1]	(45)	(117)
Asia [Member]
Disclosure of geographical areas [Line Items]
Operating income (loss)	52		8	(41)
North America [Member]
Disclosure of geographical areas [Line Items]
Operating income (loss)	74		154	83
Others [Member]
Disclosure of geographical areas [Line Items]
Operating income (loss)	29		33	(203)
Intercompany eliminations [Member]
Disclosure of geographical areas [Line Items]
Operating income (loss)	$ 4		$ 4	$ (29)

[1]	Europe profit for the year ended December 31, 2018 includes gain from divestiture of businesses in the amount of $841 million. For further information see Note 10.